Document and Entity Information	Jul. 10, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 10, 2015
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 10, 2015
Prospectus Date	Mar. 30, 2015
Innovator McKinley Income Fund | Class A
Prospectus:
Trading Symbol	IMIFX
Innovator McKinley Income Fund | Institutional Class
Prospectus:
Trading Symbol	IMIIX